ACCOUNTS RECEIVABLE, NET - Schedule (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$) item	Dec. 31, 2018 BRL (R$)
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	R$ 5,281,333	R$ 4,079,221
ACCOUNTS RECEIVABLE, NONCURRENT	285,351	8,413
ACCOUNTS RECEIVABLE, NET	R$ 5,566,684	4,087,634
Number of gas-fired thermal plants transferred out | item	4
Number of gas-fired thermal plants transferred in | item	4
Energy Provisioning/Supply
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	R$ 3,081,032	2,199,618
ACCOUNTS RECEIVABLE, NONCURRENT	1,053,663	507,115
Short Term Electric Power - CCEE
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	1,268,125	1,045,952
ACCOUNTS RECEIVABLE, NONCURRENT	293,560	293,560
Use of Electricity Network
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	891,364	877,873
ACCOUNTS RECEIVABLE, NONCURRENT	4,348	4,348
Connection/Availability for Transmission System
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	449,135	422,295
PROINFA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	453,528	359,210
Installments
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT		79,391
Renegotiated Credits
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	16,168
ACCOUNTS RECEIVABLE, NONCURRENT	276,164
ACCOUNTS RECEIVABLE, NET	292,332
Renegotiated Credits | Energy Provisioning/Supply
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	122,378
ACCOUNTS RECEIVABLE, NONCURRENT	1,034,928
Expiring
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	4,196,331
ACCOUNTS RECEIVABLE, NONCURRENT	9,187
ACCOUNTS RECEIVABLE, NET	4,205,518
Expiring | Energy Provisioning/Supply
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	2,057,408
ACCOUNTS RECEIVABLE, NONCURRENT	9,187
Expiring | Short Term Electric Power - CCEE
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	790,367
Expiring | Use of Electricity Network
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	825,966
Expiring | Connection/Availability for Transmission System
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	328,999
Expiring | PROINFA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	246,773
Up to 90 days past due | Past due
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	656,084
ACCOUNTS RECEIVABLE, NET	656,084
Up to 90 days past due | Past due | Energy Provisioning/Supply
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	361,252
Up to 90 days past due | Past due | Short Term Electric Power - CCEE
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	153,334
Up to 90 days past due | Past due | Use of Electricity Network
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	23,107
Up to 90 days past due | Past due | Connection/Availability for Transmission System
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	12,131
Up to 90 days past due | Past due | PROINFA
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	206,756
More than 90 days past due | Past due
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	412,750
ACCOUNTS RECEIVABLE, NET	412,750
More than 90 days past due | Past due | Energy Provisioning/Supply
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	539,994
ACCOUNTS RECEIVABLE, NONCURRENT	9,548
More than 90 days past due | Past due | Short Term Electric Power - CCEE
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	324,424
ACCOUNTS RECEIVABLE, NONCURRENT	293,560
More than 90 days past due | Past due | Use of Electricity Network
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	42,291
ACCOUNTS RECEIVABLE, NONCURRENT	4,348
More than 90 days past due | Past due | Connection/Availability for Transmission System
CUSTOMERS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, CURRENT	108,005
ACCOUNTS RECEIVABLE, CURRENT
CUSTOMERS RECEIVABLE, NET
PCLD	(861,852)	(905,119)
ACCOUNTS RECEIVABLE, CURRENT | Renegotiated Credits
CUSTOMERS RECEIVABLE, NET
PCLD	(106,210)
ACCOUNTS RECEIVABLE, CURRENT | Expiring
CUSTOMERS RECEIVABLE, NET
PCLD	(53,182)
ACCOUNTS RECEIVABLE, CURRENT | Up to 90 days past due | Past due
CUSTOMERS RECEIVABLE, NET
PCLD	(100,496)
ACCOUNTS RECEIVABLE, CURRENT | More than 90 days past due | Past due
CUSTOMERS RECEIVABLE, NET
PCLD	(601,964)
ACCOUNTS RECEIVABLE, NONCURRENT
CUSTOMERS RECEIVABLE, NET
PCLD	(1,066,220)	R$ (796,610)
ACCOUNTS RECEIVABLE, NONCURRENT | Renegotiated Credits
CUSTOMERS RECEIVABLE, NET
PCLD	(758,764)
ACCOUNTS RECEIVABLE, NONCURRENT | More than 90 days past due | Past due
CUSTOMERS RECEIVABLE, NET
PCLD	R$ (307,456)